Income Taxes - Summary of Income Tax Recognized in Consolidated Statement of Other Comprehensive Income (OCI) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax related to items charged or recognized directly in OCI during the year:
Unrealized loss (gain) on derivative financial instruments	$ 693	$ (236)	$ (590)
Remeasurements of the net defined benefit liability	(318)	24	173
Total income tax recognized in OCI	375	(212)	(417)
Income tax related to items charged or recognized directly in OCI as of year-end:
Unrealized loss (gain) on derivative financial instruments	455	(241)	(13)
Comprehensive income to be reclassified to profit or loss in subsequent periods	455	(241)	(13)
Remeasurements of the net defined benefit liability	(524)	(153)	(205)
Balance of income tax in AOCI	$ (69)	$ (394)	$ (218)